Consolidated Statement of Comprehensive Income/(loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit of the period	$ 7,416	$ 6,891	$ 7,597	[1]
Other comprehensive income/(loss): items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	141	(136)	519
Other comprehensive income/(loss) that will not be reclassified to profit or loss, net of tax	141	(136)	519
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(10,212)	4,171	(1,298)
Effective portion of changes in fair value of net investment hedges	935	(242)	(173)
Cash flow hedges recognized in equity	705	(400)	183
Cash flow hedges reclassified from equity to profit or loss	(380)	483	(546)
Other comprehensive income/(loss) that will be reclassified to profit or loss net of tax	(8,953)	4,012	(1,834)
Other comprehensive income/(loss), net of tax	(8,812)	3,876	(1,315)
Total comprehensive income/(loss)	(1,396)	10,767	6,283
Attributable to:
Equity holders of AB InBev	(2,191)	9,739	4,994
Non-controlling interest	$ 795	$ 1,028	$ 1,289

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.